Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Segment Reporting Information [Line Items]
Revenue	$ 327,516	$ 297,610	$ 261,247
Less:
Net profit (loss)	(34,922)	(59,035)	(104,705)
Reportable Segment
Segment Reporting Information [Line Items]
Revenue	327,516	297,610	261,247
Less:
Chargebacks, net of chargebacks won	131,697	121,762	103,196
Other costs of revenue	24,115	22,559	22,333
Operating expenses - payroll costs	118,109	124,358	124,046
Operating expenses - non-payroll costs	43,616	43,370	53,553
Other segment items	44,901	44,596	62,824
Net profit (loss)	$ (34,922)	$ (59,035)	$ (104,705)